Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-A OWNER TRUST
Monthly Servicer's Certificate
for the month of December 2015

Collection Period	31-Dec-15	30/360 Days	30	Collection Period Start	1-Dec-15
Distribution Date	15-Jan-16	Actual/360 Days	31	Collection Period End	31-Dec-15
				Prior Month Settlement Date	15-Dec-15
				Current Month Settlement Date	15-Jan-16

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,507,365,780.81	1,130,749,510.19	1,087,221,491.20	0.744834
Yield Supplement Overcollaterization		47,683,620.22	31,738,245.05	29,949,321.58
Total Adjusted Portfolio		1,459,682,160.59	1,099,011,265.14	1,057,272,169.62
Total Adjusted Securities		1,459,180,628.33	1,099,011,265.14	1,057,272,169.62	0.724566
Class A-1 Notes	0.35000%	335,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.67000%	392,000,000.00	366,830,636.81	325,091,541.29	0.829315
Class A-3 Notes	1.05000%	546,000,000.00	546,000,000.00	546,000,000.00	1.000000
Class A-4 Notes	1.50000%	127,800,000.00	127,800,000.00	127,800,000.00	1.000000
Certificates	0.00000%	58,380,628.33	58,380,628.33	58,380,628.33	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2 Notes	41,739,095.52	204,813.77	106.4772845	0.5224841
Class A-3 Notes	0.00	477,750.00	-	0.8750000
Class A-4 Notes	0.00	159,750.00	-	1.2500000
Certificates	0.00	0.00	-	-
Total Securities	41,739,095.52	842,313.77

I. COLLECTIONS

Interest:
Interest Collections		2,571,008.91
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		2,571,008.91

Principal:
Principal Collections		42,688,907.25
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		42,688,907.25

Recoveries of Defaulted Receivables		331,614.19
Servicer Advances		0.00

Total Collections		45,591,530.35

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	72,635	1,099,011,265.14
Total Principal Payment		41,739,095.52
	71,527	1,057,272,169.62

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-A OWNER TRUST
Monthly Servicer's Certificate
for the month of December 2015

III. DISTRIBUTIONS

Total Collections	45,591,530.35
Reserve Account Draw	0.00
Total Available for Distribution	45,591,530.35

1. Reimbursement of Advance	4,786.06

2. Servicing Fee:
Servicing Fee Due	942,291.26
Servicing Fee Paid	942,291.26
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	204,813.77

Class A-2 Notes Monthly Interest Paid	204,813.77
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	477,750.00

Class A-3 Notes Monthly Interest Paid	477,750.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	159,750.00

Class A-4 Notes Monthly Interest Paid	159,750.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-A OWNER TRUST
Monthly Servicer's Certificate
for the month of December 2015

Total Note Monthly Interest
Total Note Monthly Interest Due		842,313.77
Total Note Monthly Interest Paid		842,313.77
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00

Total Available for Principal Distribution		43,802,139.26

4. Total Monthly Principal Paid on the Notes		41,739,095.52

Total Noteholders' Principal Carryover Shortfall		0.00
Total Noteholders' Principal Distributable Amount		41,739,095.52
Change in Total Noteholders' Principal Carryover Shortfall		0.00

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		2,063,043.74
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		2,063,043.74

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,647,951.57
Required Reserve Account Amount		3,649,205.40
Beginning Reserve Account Balance		3,649,205.40
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,649,205.40

Required Reserve Account Amount for Next Period		3,649,205.40

VI. POOL STATISTICS

Weighted Average Coupon		2.69%
Weighted Average Remaining Maturity		45.84

	Amount	Number
Principal on Defaulted Receivables	839,111.74	44
Principal Recoveries of Defaulted Receivables	331,614.19
Monthly Net Loss	507,497.55
Pool Balance at Beginning of Collection Period	1,130,749,510.19

Net Loss Ratio for Third Preceding Collection Period	0.79%
Net Loss Ratio for Second Preceding Collection Period	0.17%
Net Loss Ratio for Preceding Collection Period	0.18%
Net Loss Ratio for Current Collection Period	0.54%
Four-Month Average Net Loss Ratio	0.42%

Cumulative Net Losses for all Periods	3,833,474.50

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-A OWNER TRUST
Monthly Servicer's Certificate
for the month of December 2015

Delinquent Receivables:	Amount	Number	% of Receivables (EOP Balance)
31-60 Days Delinquent	7,015,593.46	374	0.65%
61-90 Days Delinquent	1,897,820.80	105	0.17%
91-120 Days Delinquent	228,281.74	17	0.02%
More than 120 Days	0.00	0	0.00%
Total Delinquent Receivables:	9,141,696.00	496	0.84%

61+ Days Delinquencies as Percentage of Receivables
Delinquency Ratio for Third Preceding Collection Period	0.11%	0.09%
Delinquency Ratio for Second Preceding Collection Period	0.15%	0.12%
Delinquency Ratio for Preceding Collection Period	0.17%	0.15%
Delinquency Ratio for Current Collection Period	0.20%	0.17%
Four-Month Average Delinquency Ratio	0.16%	0.13%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO